Financial Instruments - Disclosure of financial commitments by maturity (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Line of credit	$ 1,452,615	$ 5,983,572	$ 7,463,206
Accounts payable and accrued liabilities	3,891,760	3,719,716
Loans payable to related parties	100,000	1,334,720
Lease liabilities	811,034	633,035
Revolving term loan facility	1,628,858	0
Series A convertible preferred share liability	1,643,214	0
Contingent liabilities	0	310,000
Other liabilities	8,567	$ 0
Less than 3 months [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Line of credit	2,008,708
Accounts payable and accrued liabilities	3,891,760
Loans payable to related parties	100,000
Lease liabilities	347,735
Revolving term loan facility	0
Term loan facility	2,000,000
Series A convertible preferred share liability	1,643,214
Convertible debentures	0
Other liabilities	2,142
Total financial liabilities	9,993,559
3 to 12 months [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Line of credit	0
Accounts payable and accrued liabilities	0
Loans payable to related parties	0
Lease liabilities	970,963
Revolving term loan facility	3,591,924
Term loan facility	0
Series A convertible preferred share liability	0
Convertible debentures	0
Other liabilities	6,425
Total financial liabilities	4,569,312
One to five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Line of credit	0
Accounts payable and accrued liabilities	0
Loans payable to related parties	519,436
Lease liabilities	4,542,726
Revolving term loan facility	0
Term loan facility	0
Series A convertible preferred share liability	0
Convertible debentures	7,000,000
Other liabilities	0
Total financial liabilities	12,062,162
Thereafter [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Line of credit	0
Accounts payable and accrued liabilities	0
Loans payable to related parties	0
Lease liabilities	1,589,481
Revolving term loan facility	0
Term loan facility	0
Series A convertible preferred share liability	0
Convertible debentures	0
Other liabilities	0
Total financial liabilities	$ 1,589,481